SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Financial Instruments Whose Contract Amounts Represent Credit Risk	Financial instruments whose contract amounts represent credit risk are as follows:
	June 30, 2016	June 30, 2015

Guarantee	$86,289,058	$126,186,812

Schedule of Adjustments Resulting from the Foreign Currency Translations

Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

	June 30, 2016	June 30, 2015
Balance sheet items, except for equity accounts	6.6312	6.1088

	For the years ended June 30,
	2016	2015
Items in the statements of income and comprehensive income, and statements of cash flows	6.4352	6.1375